Loss per Share (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loss per share [abstract]
Loss attributable to common equity holders	$ (17,372)	$ (36,351)	$ (3,568)
Weighted average number of shares for basic and diluted LPS	959,157	41,622	31,972